MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023
1
The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity
Shares Security Description Value
Common Stock - 96.9%
Consumer Discretionary - 19.0%
52,500 El Pollo Loco Holdings, Inc.
(a)
$ 644,175
22,000 H&R Block, Inc. 857,560
11,250 Hasbro, Inc. 665,663
25,000 Tapestry, Inc. 1,139,250
4,000 Target Corp. 688,560
8,000 Williams-Sonoma, Inc. 1,079,520
5,074,728
Consumer Staples - 9.7%
10,000 Alico, Inc. 265,000
5,000 Brown-Forman Corp., Class A 332,500
10,000 General Mills, Inc. 783,600
2,250 Kimberly-Clark Corp. 292,522
1,000 McCormick & Co., Inc., Non-
Voting Shares 75,120
500 The Clorox Co. 72,345
2,750 The Procter & Gamble Co. 391,545
10,000 Walgreens Boots Alliance, Inc. 368,600
2,581,232
Energy - 4.0%
10,500 ONEOK, Inc. 719,040
3,500 Phillips 66 350,945
1,069,985
Financials - 9.4%
12,000 Equitable Holdings, Inc. 384,840
13,000 MetLife, Inc. 949,260
17,500 Old Republic International Corp. 461,825
2,000 The Bank of New York Mellon
Corp. 101,140
3,750 The PNC Financial Services
Group, Inc. 620,363
2,517,428
Health Care - 15.9%
1,500 Abbott Laboratories 165,825
5,000 AbbVie, Inc. 738,750
2,000 Azenta, Inc.
(a)
111,800
5,500 Baxter International, Inc. 251,295
12,500 Hologic, Inc.
(a)
1,017,125
4,500 Merck & Co., Inc. 483,345
4,500 PerkinElmer, Inc. 618,885
4,000 Zimmer Biomet Holdings, Inc. 509,360
37,005 Zimvie, Inc.
(a)
363,019
4,259,404
Industrials - 21.6%
5,000 Curtiss-Wright Corp. 829,000
3,750 Douglas Dynamics, Inc. 151,538
9,000 Emerson Electric Co. 811,980
9,000 Fortune Brands Innovations, Inc. 580,590
750 Honeywell International, Inc. 156,360
3,500 Hubbell, Inc. 801,185
12,500 Masterbrand, Inc.
(a)
115,000
2,500 Rockwell Automation, Inc. 705,075
2,000 Science Applications International
Corp. 207,560
24,000 The Gorman-Rupp Co. 689,520
6,000 Westinghouse Air Brake
Technologies Corp. 622,860
1,000 Woodward, Inc. 102,260
5,772,928
Information Technology - 13.4%
3,500 Badger Meter, Inc. 405,650
15,500 Canon, Inc., ADR 344,100
16,000 Coherent Corp.
(a)
694,400
Shares Security Description Value
Information Technology - 13.4% (continued)
12,500 Corning, Inc. $ 432,625
2,500 F5, Inc.
(a)
369,150
10,000 Intel Corp. 282,600
8,500 Seagate Technology Holdings PLC 576,130
2,750 Texas Instruments, Inc. 487,327
3,591,982
Materials - 1.0%
2,000 PPG Industries, Inc. 260,680
Utilities - 2.9%
10,000 National Fuel Gas Co. 580,600
2,000 WEC Energy Group, Inc. 187,980
768,580
Total Common Stock (Cost $20,462,400) 25,896,947
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 0.3%
U.S. Treasury Securities - 0.3%
$ 100,000 U.S. Treasury
Bill
(b)
(Cost $97,108) 4.42% 10/05/23 96,922
Shares Security Description Value
Money Market Fund - 3.0%
799,553 First American
Treasury Obligations
Fund, Class X, 4.25%
(c)
(Cost $799,553) 799,553
Investments, at value - 100.2% (Cost $21,359,061) $ 26,793,422
Other Assets & Liabilities, Net - (0.2)% (61,923)
Net Assets - 100.0% $ 26,731,499
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to
maturity.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of January 31,
2023.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023
2
securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table are U.S. Treasury Securities and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 25,896,947
Level 2 - Other Significant Observable Inputs 896,475
Level 3 - Significant Unobservable Inputs –
Total $ 26,793,422